FINANCIAL MEASUREMENTS AND FINANCIAL INSTRUMENTS - CARRYING VALUE AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current portion of long-term debt | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value	$ (20,000)	$ (40,000)
Current portion of long-term debt | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value	(20,311)	(39,850)
Long-term debt, net of current portion | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value	(1,582,484)	(1,726,954)
Long-term debt, net of current portion | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value	$ (1,657,861)	$ (1,761,601)